Movement of Valuation Allowance for Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation Allowance [Line Items]
Beginning balance	$ 459,503	$ 196,994	$ 5,872
Addition during the year	391,287	261,879	174,269
Acquisition of a subsidiary	0	0	13,405
Disposal of a subsidiary	(3,506)	0	0
Foreign currency translation adjustment	17,726	630	3,448
Ending balance	$ 865,010	$ 459,503	$ 196,994